Mineral Property, Pland and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2019	$1,320.3	$2,316.5	$239.2	$262.0	$4,138.0
Additions	94.1	95.0	39.7	14.2	243.0
Acquisition of Trillium Mining Corp. (ii)	—	—	—	19.3	19.3
Repurchase of Island Gold royalty (i)	—	54.8	—	—	54.8
Revisions to decommissioning liabilities	—	17.1	—	—	17.1
Disposals	(5.6)	—	—	—	(5.6)
Transfers	121.2	—	(121.2)	—	—
At December 31, 2020	$1,530.0	$2,483.4	$157.7	$295.5	$4,466.6
Additions	105.3	113.7	116.5	23.8	359.3
Repurchase of Island Gold royalty (i)	—	15.7	—	—	15.7
Revisions to decommissioning liabilities (note 10)	—	18.4	11.4	—	29.8
Disposals	(6.0)	—	—	—	(6.0)
At December 31, 2021	$1,629.3	$2,631.2	$285.6	$319.3	$4,865.4

Accumulated amortization and impairment charges
At December 31, 2019	$569.4	$626.4	$—	$8.8	$1,204.6
Amortization	76.5	88.8	—	—	165.3
Disposals	(4.6)	—	—	—	(4.6)
At December 31, 2020	$641.3	$715.2	$—	$8.8	$1,365.3
Amortization	80.7	96.6	—	—	177.3
Disposals	(4.5)	—	—	—	(4.5)
Impairment charge (note 13)	0.3	—	142.4	76.1	218.8
At December 31, 2021	$717.8	$811.8	$142.4	$84.9	$1,756.9

Net carrying value
At December 31, 2020	$888.7	$1,768.2	$157.7	$286.7	$3,101.3
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5
The net carrying values by segment (note 16) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$686.8	$833.8	—	—	$1,520.6
Island Gold	115.4	876.4	24.2	—	1,016.0
Mulatos	106.1	109.2	119.0	—	334.3
Corporate and other	3.2	—	—	234.4	237.6
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5

Young-Davidson	$684.7	$822.8	—	—	$1,507.5
Island Gold	88.4	818.7	4.9	—	912.0
Mulatos	107.8	126.7	12.0	—	246.5
Kirazlı	0.3	—	140.8	—	141.1
Corporate and other	7.5	—	—	286.7	294.2
At December 31, 2020	$888.7	$1,768.2	$157.7	$286.7	$3,101.3